Fixed-asset Impairment (Narrative) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2014 MW	Dec. 31, 2013	Mar. 31, 2015	Dec. 31, 2014
Carrying Value		$ 2,534.2	$ 2,510.6	$ 2,517.6
Fixed asset impairment	11.5
Conesville Unit 4 [Member]
Fair Value		0
Fixed asset impairment		26.2
Production Plan Capacity		129
East Bend Station [Member]
Fair Value	2.7	2.7	11.5
Carrying Value				14.2
Fixed asset impairment	$ 11.5	$ 11.5
Production Plan Capacity	186